Income Taxes	12 Months Ended
Jun. 30, 2013
Income Taxes

Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	2013	2012	2011
Currently payable:
Federal	$(561)	$2,116	$1,181
State	185	219	167
Foreign	1,895	1,200	1,369
	1,519	3,535	2,717
Deferred tax provision (benefit)	3,847	54	(177)
	$5,366	$3,589	$2,540

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2013	2012	2011
US statutory rate	34.0%	34.1%	34.0%
State taxes, net of Federal tax benefit	2.0	(0.1)	0.4
Foreign subsidiaries	(2.2)	(3.7)	(1.9)
Non-controlling interest	(3.1)	(7.3)	(7.2)
Valuation allowance	(1.0)	—	0.5
Other	2.1	(0.3)	(0.7)
	31.8%	22.7%	25.1%

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 30, 2013	July 1, 2012
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$185	$190
Payroll-related accruals	1,789	1,589
Environmental reserve	523	546
Inventory Reserve	486	437
Allowance for Doubtful Accounts	185	190
Accrued Warranty	703	1,663
Other	396	781
	4,267	5,396
Valuation allowance	—	(177)
	$4,267	$5,219
Deferred income taxes-noncurrent:
Accrued pension obligations	$(10,572)	$(9,482)
Unrecognized pension and postretirement benefit plan liabilities	11,305	19,467
Accumulated depreciation	(4,256)	(3,023)
Stock-based compensation	854	842
Postretirement obligations	325	728
NOL/credit carry-forwards	159	153
Other	1,176	1,057
	$(1,009)	$9,742

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered.

State operating loss and credit carry-forwards at June 30, 2013 resulted in future benefits of approximately $159,000. These operating loss carry-forwards expire starting 2014 through 2024. We believe that it is more likely than not that the results of future operations will generate sufficient taxable income and foreign source income to realize the deferred tax assets.

Foreign income before the provision for income taxes was $6.0 million in 2013, $5.3 million in 2012 and $3.6 million in 2011. No provision for Federal income taxes was made on earnings of foreign subsidiaries and joint ventures that are considered permanently invested or that would be offset by foreign tax credits upon distribution. Such undistributed earnings at June 30, 2013 were approximately $26.6 million.

The total liability for unrecognized tax benefits was $1.7 million as of June 30, 2013 and was included in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets and $1.7 million as of July 1, 2012 and was included in Accrued Liabilities: Income Taxes in the accompanying Consolidated Balance Sheets. This liability includes approximately $1.5 million of unrecognized tax benefits at June 30, 2013 and $1.5 million at July 1, 2012 and approximately $195,000 of accrued interest at June 30, 2013 and $187,000 at July 1, 2012. This liability does not include an amount for accrued penalties. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was approximately $1.0 million at June 30, 2013 and $1.2 million at July 1, 2012. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 30, 2013 and July 1, 2012 (thousands of dollars):

	Year Ended
	June 30, 2013	July 1, 2012
Unrecognized tax benefits, beginning of year	$1,541	$1,500
Gross increases – tax positions in prior years	—	—
Gross decreases – tax positions in prior years	(47)	(2)
Gross increases – current period tax positions	51	43
Tax Years Closed	(35)	—
Unrecognized tax benefits, end of year	$1,510	$1,541

We or one of our subsidiaries files income tax returns in the United States (Federal), Wisconsin (state), Michigan (state) and various other states, Mexico and other foreign jurisdictions. Tax years open to examination by tax authorities under the statute of limitations include fiscal 2006 through 2013 for Federal, fiscal 2009 through 2013 for most states and calendar 2008 through 2012 for foreign jurisdictions.